Consolidated statements of comprehensive income / (loss) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Net loss	SFr (170,228)	SFr (27,524)	SFr (1,473)
Net actuarial result from defined benefit plans	907	(1,620)	(1,392)
Taxes on net actuarial result from defined benefit plans	(179)	319	269
Items that will not be reclassified to income statement	728	(1,301)	(1,123)
Exchange differences	(1,041)	37	38
Items that will be reclassified to income statement when specific conditions are met	(1,041)	37	38
Other comprehensive loss, net of tax	(312)	(1,264)	(1,085)
Total comprehensive loss	SFr (170,540)	SFr (28,788)	SFr (2,559)